UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bull Path Capital Management LLC
Address: 150 E. 52nd St,
         31st Floor
         New York, New York  10022

13F File Number:  28-11556

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Spector
Title:     Principal
Phone:     212-520-2570

Signature, Place, and Date of Signing:

     /s/ Richard Spector     New York, NY/USA     November 12, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $244,255 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106     9098   229400 SH       SOLE                   229400        0        0
AMERISOURCEBERGEN CORP         COM              03073E105     5952   158100 SH       SOLE                   158100        0        0
BALL CORP                      COM              058498106     3536    89547 SH       SOLE                    89547        0        0
BALLY TECHNOLOGIES INC         COM              05874B107    14422   476300 SH       SOLE                   476300        0        0
BJ SVCS CO                     COM              055482103     2493   130300 SH       SOLE                   130300        0        0
BURGER KING HLDGS INC          COM              121208201     5428   221000 SH       SOLE                   221000        0        0
CIGNA CORP                     COM              125509109    10046   295650 SH       SOLE                   295650        0        0
CLOROX CO DEL                  COM              189054109    11560   184400 SH       SOLE                   184400        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407    11415   459350 SH       SOLE                   459350        0        0
CROWN CASTLE INTL CORP         COM              228227104     4687   161800 SH       SOLE                   161800        0        0
DARDEN RESTAURANTS INC         COM              237194105     7203   251600 SH       SOLE                   251600        0        0
DIRECTV GROUP INC              COM              25459L106    13218   504900 SH       SOLE                   504900        0        0
EQUINIX INC                    COM NEW          29444U502    14406   207400 SH       SOLE                   207400        0        0
HUMANA INC                     COM              444859102    13510   327908 SH       SOLE                   327908        0        0
INTUIT                         COM              461202103    14775   467420 SH       SOLE                   467420        0        0
LAS VEGAS SANDS CORP           COM              517834107     1264    35000 SH       SOLE                    35000        0        0
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500     3584   143521 SH       SOLE                   143521        0        0
MASTERCARD INC                 CL A             57636Q104     6885    38825 SH       SOLE                    38825        0        0
METROPOLITAN HEALTH NETWORKS   COM              592142103     1276   671833 SH       SOLE                   671833        0        0
OWENS ILL INC                  COM NEW          690768403     5471   186100 SH       SOLE                   186100        0        0
PACTIV CORP                    COM              695257105    10799   434900 SH       SOLE                   434900        0        0
PATTERSON UTI ENERGY INC       COM              703481101     5154   257452 SH       SOLE                   257452        0        0
PENN NATL GAMING INC           COM              707569109     7107   267500 SH       SOLE                   267500        0        0
PINNACLE ENTMT INC             COM              723456109     3740   494750 SH       SOLE                   494750        0        0
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103     4432   213600 SH       SOLE                   213600        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    10436   403385 SH       SOLE                   403385        0        0
SCHLUMBERGER LTD               COM              806857108     6122    78400 SH       SOLE                    78400        0        0
SPDR TR                        UNIT SER 1       78462F103    18419   158800 SH       SOLE                   158800        0        0
SUN HEALTHCARE GROUP INC       COM NEW          866933401     4403   300322 SH       SOLE                   300322        0        0
TIME WARNER CABLE INC          CL A             88732J108     4949   204500 SH       SOLE                   204500        0        0
UNIVERSAL HLTH SVCS INC        CL B             913903100     3348    59750 SH       SOLE                    59750        0        0
WMS INDS INC                   COM              929297109     5117   167400 SH       SOLE                   167400        0        0